Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

7.   Property and Equipment

The composition of property and equipment as of December 31, 2018 and 2019 is as follows (in thousands):

			Estimated useful
	2018	2019	life (years)
Land	$7,138	$7,138	—
Buildings and improvements	20,883	21,143	5- 40
Furniture and office equipment	76,856	73,457	5- 7
Computer hardware	13,546	10,173	3- 7
Computer software	129,519	137,150	3- 10
Leasehold improvements	44,215	49,241	3- 10
Construction in progress	8,354	7,808	—
	300,511	306,110
Accumulated depreciation and amortization	(177,834)	(189,081)
	$122,677	$117,029

Construction in progress includes costs associated with the construction and renovation of campuses and the development of information technology applications.